As filed with the Securities and Exchange Commission on September 20, 2007

Securities Act File No. 2-62329

Investment Company Act File No. 811-02857

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 41	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 37	☒
(Check appropriate box or boxes)

BLACKROCK BOND FUND, INC.

(Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road, Plainsboro, New Jersey 08536

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code 1-800-441-7762

Robert C. Doll, Jr.

BlackRock Bond Fund, Inc.

800 Scudders Mill Road, Plainsboro, New Jersey 08536

Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: SIDLEY AUSTIN LLP 787 Seventh Avenue New York, New York 10019-6018 Attention: Frank P. Bruno, Esq.	Howard Surloff, Esq. BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, Delaware 19809

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock.

Master Bond LLC has also executed this Registration Statement.

This Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A (File No. 2-62329) (the “Registration Statement”) consists of the following: (1) the facing sheet of the Registration Statement, (2) Amendment, dated September 24, 2007, to the Registrant’s current Prospectus and Statement of Additional Information, and (3) Part C to the Registration Statement (including signature pages). Parts A and B to the Registration Statement, each dated January 25, 2007, were previously filed in connection with Post-Effective No. 40 to the Registration Statement, and are incorporated herein by reference.

This Post –Effective Amendment No. 41 to the Registration Statement is being filed to: (1) describe the change in the Fund’s and Master Bond Portfolio’s investment objective and disclose the name change of the Fund and Master Bond Portfolio, (2) describe the Fund’s and Master Bond Portfolio’s change in non-fundamental investment policy to increase from 10% to 20% the amount that the Fund and Master Bond Portfolio may invest in below-investment-grade securities, (3) describe the features of the Registrant’s newly-created Investor B2 shares, BlackRock shares and Service shares, (4) provide certain performance information, (5) incorporate by reference financial statements of BlackRock Total Return Portfolio, a series of BlackRock Funds II acquired by the Fund effective September 24, 2007, (6) file certain exhibits to the Registration Statement, and (7) incorporate certain exhibits by reference into the Registration Statement.

BLACKROCK BOND FUND, INC.

AMENDMENT DATED SEPTEMBER 24, 2007

TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED JANUARY 25, 2007

On September 24, 2007, BlackRock Bond Fund (the “Fund”), a series of BlackRock Bond Fund, Inc., acquired substantially all of the assets and certain stated liabilities of BlackRock Total Return Portfolio (“Total Return Portfolio”), a portfolio of BlackRock Funds II (the “Reorganization”). In connection with the Reorganization, (i) the Fund issued Investor C, Class R and newly-created Investor B2, BlackRock and Service shares, (ii) each of the Fund and Master Bond Portfolio (the “Master Portfolio”), a series of Master Bond LLC, changed its investment objective and name. This amendment to the Prospectus and Statement of Additional Information of BlackRock Bond Fund, Inc. (the “Corporation”) should be read in conjunction with such documents, and provides certain additional information with respect to the matters described above. Although the Fund is the surviving entity in the Reorganization, Total Return Portfolio is the accounting survivor. As a result, the Fund assumed the performance history of Total Return Portfolio at the closing of the Reorganization.

Change in Investment Objective and Names

The Fund is organized in a “master/feeder” structure and is a feeder fund that invests all of its assets in the Master Portfolio that has the same investment objective and strategies as the Fund.

The sections “Key Facts—BlackRock Bond Fund at a Glance—What are the Funds’ investment objectives?” on page 3 and “Details About the Funds—How Each Fund Invests” on page 15 of the Corporation’s current Prospectus and “Part I: Information About BlackRock Bond Fund, Inc.—I. Investment Objectives and Policies” on page I-1 of the Corporation’s current Statement of Additional Information are amended to reflect the new investment objective of the Fund as described herein. The Corporation’s current Prospectus and Statement of Additional Information are also amended to replace references to “Bond Fund” with references to “BlackRock Total Return Fund.”

Effective September 24, 2007, each of the Fund and the Master Portfolio changed its investment objective to the following: to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index. The Lehman Brothers U.S. Aggregate Index is a widely recognized unmanaged market-weighted index. The investment objective of the Fund and the Master Portfolio is a fundamental policy that may be changed only by shareholder vote.

As of September 24, 2007, the Fund changed its name to “BlackRock Total Return Fund,” and the Master Portfolio changed its name to “Master Total Return Portfolio.”

The change in investment objective is not expected to materially change the manner in which either the Fund or the Master Portfolio is managed. Also, the principal risks of investing in the Fund and the Master Portfolio will not be changed in any material respect by this change in investment objective. The change in investment objective, however, is expected to provide the portfolio management team with greater flexibility in managing the portfolio.

Change in Non-Fundamental Investment Policy

“Details About the Funds—How Each Fund Invests—Bond Fund—Other Strategies” on page 18 of the Corporation’s current Prospectus is amended as follows:

Each of the Fund and the Master Portfolio has changed its non-fundamental investment policy regarding investments in below-investment-grade securities to increase from 10% to 20% the amount that the Fund and the Master Portfolio may invest in such securities.

Investor B2, BlackRock and Service Shares

Effective September 24, 2007, the Fund began offering Investor B2, BlackRock and Service shares to certain qualified investors.

Performance Information

The bar chart and table and related disclosure set forth in “Key Facts—Risk/Return Bar Chart for the Bond Fund” set forth on pages 8-9 of the Corporation’s current Prospectus are amended by replacing such information with the bar chart, table and related disclosure below.

As discussed above, on September 24, 2007, the Fund reorganized with Total Return Portfolio, and Total Return Portfolio is the accounting survivor of the Reorganization. The bar chart and table below are based on the performance information of Total Return Portfolio and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance for Investor A shares (based on the performance of the BlackRock shares of Total Return Portfolio adjusted to reflect the distribution and service (12b-1) and other fees that are applicable to Investor A shares of the Fund) for each of the complete calendar years since the inception of Total Return Portfolio. The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the average annual total returns of each class of shares to that of the Lehman Brothers U.S. Aggregate Index, Total Return Portfolio’s benchmark index, a widely recognized unmanaged market-weighted index. As with all such investments, past performance is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If certain Total Return Portfolio expenses had not been waived or reimbursed during these periods, returns would have been lower. How the Total Return Portfolio performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Future fees and expenses may be greater or less than those indicated below.

During the period shown in the bar chart, the highest return for a quarter was +3.43% (quarter ended September 30, 2002) and the lowest return for a quarter was -2.09% (quarter ended June 30, 2004). The year-to-date return as of June 30, 2007 was +0.13%.

After-tax returns are shown only for Investor A shares and will vary for other classes. The after-tax returns are calculated using the historical highest applicable marginal Federal individual income tax rates in effect during the periods measured. The after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts or through tax-advantaged education savings accounts.

Average Annual Total Returns (for the periods ended December 31, 2006)	One Year	Five Years	Life of Fund**
Investor A(1) Return Before Taxes* Return After Taxes on Distributions* Return After Taxes on Distributions and Sale of Fund Shares*	-0.36% -1.94% -0.26%	3.68% 1.91% 2.08%	3.82% 2.06% 2.21%
Investor A1(1)(2) Return Before Taxes*	2.93%	4.48%	4.62%
Investor B(1)(3) Return Before Taxes*	-0.72%	3.65%	3.96%
Investor B1(1)(4) Return Before Taxes*	2.55%	4.28%	4.41%
Investor B2(5) Return Before Taxes*	-1.43%	3.41%	3.74%
Investor C(6) Return Before Taxes*	1.96%	3.74%	3.89%
Investor C1(1)(7) Return Before Taxes*	2.23%	3.95%	4.09%
Investor C2(1)(8) Return Before Taxes*	2.55%	4.28%	4.41%
Institutional (1) Return Before Taxes*	4.10%	4.83%	4.97%
Class R(9) Return Before Taxes*	3.66%	4.30%	4.43%
Service(10) Return Before Taxes*	3.68%	4.42%	4.56%
BlackRock(11) Return Before Taxes*	4.25%	4.98%	5.12%
Lehman Brothers U.S. Aggregate Bond Index†	4.33%	5.06%	5.17%

*	Includes all applicable fees and sales charges. The information for the Fund in the chart and table assumes reinvestment of dividends and distributions.
**	Inception Date of Total Return Portfolio’s oldest class(es) is December 7, 2001.
(1)	The performance of each of the Investor A, Investor A1, Investor B, Investor B1, Investor C1, Investor C2 and Institutional shares of the Fund is based on the performance of the BlackRock shares of Total Return Portfolio adjusted to reflect the distribution and service (12b-1) and other fees, if any, that are applicable to such class of shares of the Fund.
(2)	Investor A1 shares are not generally available for purchase except for dividend and capital gain reinvestment for existing shareholders and to certain qualified employee benefit plans. See “Your Account—How to Buy, Sell, Transfer and Exchange Shares.”
(3)	As of October 2, 2006, Investor B shares are not generally available for purchase but are available for exchanges, for dividend and capital gain reinvestment for existing shareholders and to certain qualified employee benefit plans. See “Your Account—How to Buy, Sell, Transfer and Exchange Shares.”
(4)	Investor B1 shares are not generally available for purchase except for dividend and capital gain reinvestment for existing shareholders and to certain qualified employee benefit plans. See “Your Account—How to Buy, Sell, Transfer and Exchange Shares.”
(5)	Investor B2 shares are not generally available for purchase but are available for exchange and for dividend and capital gain reinvestment and to certain qualified employee benefit plans. The performance of Investor B2 shares of the Fund is based on the performance of the Investor B shares of Total Return Portfolio, with no adjustments.
(6)	The performance of Investor C shares of the Fund is based on the performance of the Investor C shares of Total Return Portfolio, with no adjustments.
(7)	Investor C1 shares are not generally available for purchase but are available for dividend and capital gain reinvestment for existing shareholders and to certain qualified employee benefit plans. See “Your Account—How to Buy, Sell, Transfer and Exchange Shares.”
(8)	Investor C2 shares are not generally available for purchase but are available for dividend and capital gain reinvestment for existing shareholders and to certain qualified employee benefit plans. See “Your Account—How to Buy, Sell, Transfer and Exchange Shares.”
(9)	The performance of Class R shares of the Fund is based on the performance of the R shares of Total Return Portfolio. Prior to the Total Return Portfolio Class R inception date, the Class R performance is based on the performance of the BlackRock shares of the Total Return Portfolio adjusted to reflect the distribution and service (12b-1) and other fees, if any, that are applicable to Class R shares.
(10)	The performance of Service shares of the Fund is based on the performance of the Investor A shares of Total Return Portfolio adjusted to reflect the distribution and service (12b-1) and other fees, if any, that are applicable to Investor A shares.
(11)	The performance of BlackRock shares of the Fund is based on the performance of the BlackRock shares of Total Return Portfolio, with no adjustments.
†	The U.S. Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged market-weighted index, is comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and Government agency issues with at least one year to maturity. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.

Fees and Expenses

“Key Facts—Fees and Expenses for the Bond Fund” as set forth on pages 12-14 of the Corporation’s current Prospectus, is amended to add the information set forth below relating to the newly-created Investor B2, Service and BlackRock shares.

The Fund offers twelve different classes of shares. This table describes the fees and expenses that you may pay if you buy and hold Investor B2, BlackRock or Service shares of the Fund. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly from your investment):(a)	Investor B2(b)	BlackRock	Service
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	4.50%(c)	None	None
Maximum Sales Charge (Load) imposed on Dividend Reinvestments	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor B2	BlackRock	Service
Management Fee(g)	0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees	1.00%	None	0.25%
Other Expenses (including administration and transfer agency fees)(d)(e)	0.18%	0.06%	0.32%
Total Annual Fund Operating Expenses(f)	1.61%	0.49%	1.00%
Fee Waiver and/or Expense Reimbursement(g)	(0.06)%	(0.08)%	(0.14)%
Net Total Annual Fund Operating Expenses(f)	1.55%	0.41%	0.86%

(a)	In addition, certain selected securities dealers or other financial intermediaries may charge clients a processing fee when a client buys or redeems shares. For example, Merrill Lynch generally charges a fee of $5.35 when a client buys or redeems shares. Also, PFPC Inc., the transfer agent, charges a fee of $7.50 for redemption payments made by wire transfer and $15 for redemption by check sent via overnight mail. See “Your Account—How to Buy, Sell, Transfer and Exchange Shares.”
(b)	Investor B2 shares automatically convert to Investor A shares of the Fund about seven years after initial purchase and will no longer be subject to distribution fees. Investor B2 shares generally are not available for purchase but are available for exchange and for dividend and capital gain reinvestment and to certain qualified employee benefit plans.
(c)	Some investors may qualify for reductions in or waivers of the sales charge (load).
(d)	PFPC Inc., an affiliate of BlackRock Advisors, LLC (“BlackRock Advisors” or the “Investment Adviser”), provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Investment Adviser or its affiliates for such services. Other Expenses have been estimated based on estimated asset levels and expenses for the current fiscal year.
(e)	Includes the expenses of both the Fund and the Fund’s share of the expenses of the Master Portfolio, which includes acquired fund fees and expenses attributable to the Master Portfolio of 0.01%.
(f)	A portion of the total operating expenses incurred by the Fund is actually incurred by the Master Portfolio. As a feeder of the Master Portfolio, the Fund incurs its proportionate share of the expenses incurred by the Master Portfolio, including investment advisory fees, certain professional fees, accounting fees, custody fees and directors fees.
(g)

BlackRock Advisors receives a fee from the Master Portfolio at the annual rate of 0.06% of the Master Portfolio’s average daily net assets, a portion of which is paid indirectly by the Fund, and receives a fee from the Fund at the annual rate of 0.37% of the Fund’s average daily net assets for an overall advisory fee rate to be paid by the Fund of 0.43%. However, BlackRock Advisors has contractually agreed to waive the

Fund’s advisory fee in the amount of the Fund’s share of the advisory fee paid by the Master Portfolio for as long as the Fund invests in the Master Portfolio. After giving effect to this waiver, BlackRock Advisors receives a fee from the Fund (including the fee paid indirectly through the Master Portfolio) at the annual rate of 0.37% of the Fund’s average daily net assets. In addition, BlackRock Advisors has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit expenses (excluding interest expense, acquired fund fees and expenses and certain other fund expenses) as a percentage of average daily net assets allocated to each class of the Fund as follows: 1.65% (for Investor B2 shares), 0.85% (for Service shares) and 0.40% (for BlackRock shares), until February 1, 2008. In addition to the contractual waivers described above, BlackRock Advisors has voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses (excluding interest expense, acquired fund fees and expenses and certain other fund expenses) as a percentage of average daily net assets allocated to each class of the Fund as follows: 1.53% (for Investor B2 shares) and 0.76% (for Service shares). BlackRock Advisors may discontinue or reduce this voluntary waiver and/or reimbursement of fees and/or expenses at any time without notice; however, BlackRock Advisors has agreed not to reduce or discontinue this voluntary waiver or reimbursement until September 30, 2008, unless approved by the Directors of the Fund, including a majority of the non-interested Directors.

Examples:

These examples are intended to help you compare the cost of investing in Investor B2, BlackRock and Service shares of the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class, and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES*:

	1 Year	3 Years†	5 Years†	10 Years†
Investor B2	$608	$840	$1,045	$1,565	**
BlackRock	$42	$136	$239	$540
Service	$88	$292	$512	$1,147

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES*:

	1 Year	3 Years†	5 Years†	10 Years†
Investor B2	$158	$490	$845	$1,565	**
BlackRock	$42	$136	$239	$540
Service	$88	$292	$512	$1,147

*	The expenses include the expenses of both the Fund and the Master Portfolio in which it invests.
**	Assumes conversion to Investor A shares approximately seven years after purchase.
†	Does not reflect the continuation beyond one year of the class specific contractual expense cap agreements described in footnote (g) to the fee table.

Information Regarding Newly-Created Shares

“Your Account—Pricing of Shares” set forth on pages 28-39 in the Corporation’s current Prospectus is amended to add the information provided below regarding the newly-created shares.

With the addition of the Investor B2, BlackRock and Service shares, the Fund offers twelve classes of shares. Investors in the Fund may choose from among Investor A shares, Investor C shares, Institutional shares, Class R shares, BlackRock shares and Service shares, subject to eligibility requirements. Investor A1 shares, Investor B1 shares, Investor C1 shares and Investor C2 shares are not generally available for purchase except for dividend and capital gain reinvestment for existing shareholders and to certain qualified employee benefit plans. Investor B and Investor B2 shares are not generally available for purchase but are available for exchanges, for dividend and capital gain reinvestment for existing shareholders and to certain qualified employee benefit plans.

Your financial adviser can help you determine whether you are eligible to buy BlackRock or Service shares.

To better understand the pricing of the Fund’s Investor B2, BlackRock and Service shares, we have summarized the information below.

	Investor B2	BlackRock	Service
Availability	Available only for exchanges and dividend and capital gain reinvestment and for purchase by certain qualified employee benefit plans.	Limited to certain eligible investors including: • Institutional investors • Registered investment advisers • Certain fee-based programs

Limited to certain eligible investors including:

•     Certain financial institutions, such as banks and brokerage firms, acting on behalf of their customers

•     Certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996

•     Participants in the Capital DirectionsSM asset allocation program

•     Certain persons who were shareholders of Total Return Portfolio, a portfolio of BlackRock Funds II, at the time of its combination with the Fund effective September 24, 2007

	Investor B2	BlackRock	Service

Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge?	Yes. Payable if you redeem within six years of purchase.	No.	No.

Service and Distribution Fees?	0.25% Annual Service Fee; 0.75% Annual Distribution Fee	No.	0.25% Annual Service Fee. No Distribution Fee.

Conversion to Investor A shares?	Yes, automatically after approximately seven years.	No.	No.

Please see “Your Account—How to Buy, Sell, Transfer and Exchange Shares” in the Corporation’s current Prospectus and/or contact your financial adviser, selected securities dealer or other financial intermediary for more information about the purchase, sale, transfer or exchange of the Fund’s Investor B2, BlackRock or Service shares.

Investor B2 Shares—Deferred Sales Charge Options

If you select Investor B2 shares, you do not pay an initial sales charge at the time of purchase. Investor B2 shares are available only for exchanges and for dividend and capital gain reinvestment and for purchase by certain qualified employee benefit plans. If you are a current shareholder of Investor B2 shares, you may exchange your Investor B2 shares for Investor B shares of another BlackRock Fund. The deferred sales charge that would have applied to a redemption of your original shares will also apply to a redemption of the shares you acquire in the exchange.

If you redeem your Investor B2 shares within six years after purchase, you may be required to pay a deferred sales charge. No deferred sales charge applies to shares that you buy through reinvestment of dividends or capital gains. You will also pay ongoing combined distribution and service fees of 1.00%.

Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. Each Distributor uses the money that it receives from the deferred sales charges and the distribution fees to cover the costs of marketing, advertising and compensating the financial adviser, selected securities dealer or other financial intermediary who assists you in purchasing Fund shares.

Each Distributor currently pays dealers a sales concession of 4.00% (for Investor B2 shares) of the purchase price from its own resources at the time of sale. Each Distributor also normally pays the annual Investor B2 service fee to dealers as a shareholder servicing fee on a monthly basis. Each Distributor normally retains the Investor B2 distribution fee.

Investor B2 Shares

If you redeem Investor B2 shares of the Fund within six years after purchase, you may be charged a deferred sales charge. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:

Years Since Purchase	Sales Charge*
0-1	4.50%
1-2	4.00%
2-3	3.50%
3-4	3.00%
4-5	2.00%
5-6	1.00%
6 and thereafter	0.00%

*	The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired through reinvestment of dividends are not subject to a deferred sales charge. Not all BlackRock Funds have identical deferred sales charge schedules. If you exchange your shares for shares of another fund, the original charge will apply.

Your Investor B2 shares convert automatically into Investor A approximately seven years after purchase. Any Investor B2 shares received through reinvestment of dividends paid on converting shares will also convert pro rata based on the amount of shares being converted. Investor A shares are subject to lower annual expenses than Investor B2 shares. The conversion of Investor B2 shares to Investor A is not a taxable event for federal income tax purposes.

Different conversion schedules apply to Investor B shares of different BlackRock Funds. For example, Investor B shares of a fixed-income fund typically convert approximately ten years after purchase compared to approximately eight years for equity funds. If you exchange your Investor B2 shares for Investor B shares of another fund with a different conversion schedule, the conversion schedule that applies to the shares you acquire in the exchange will apply. The length of time that you hold both the original and exchanged shares in both funds will count toward the conversion schedule. The conversion schedule may be modified in certain other cases as well.

Financial Highlights

“Management of the Funds—Financial Highlights” set forth on pages 63-67 in the Corporation’s current Prospectus is amended by replacing the financial highlights relating to the Fund with the Financial Highlights set forth below.

Set forth below is the Financial Highlights table of Total Return Portfolio, the accounting survivor of the Reorganization, from the March 31, 2007 Semi-Annual Report. Certain information reflects the financial results for a single Total Return Portfolio share. The total returns in the table represent the rate an investor would have earned or lost on an investment in Total Return Portfolio (assuming reinvestment of all dividends). The information for each period, with the exception of the six months ended March 31, 2007, has been audited by Deloitte & Touche LLP, whose report, along with Total Return Portfolio’s financial statements, is included in BlackRock Funds’ September 30, 2006 Annual Report, which is available upon request at no charge by calling 1-800-441-7762 between 8:00 a.m. and 6:00 p.m. (Eastern time), Monday to Friday.

	INVESTOR A CLASS[11]						INVESTOR B CLASS[12]
TOTAL RETURN PORTFOLIO	SIX MONTH PERIOD ENDED 3/31/07 (UNAUDITED)	YEAR ENDED SEPTEMBER 30				PERIOD ENDED 9/30/02[1,2]	SIX MONTH PERIOD ENDED 3/31/07 (UNAUDITED)		YEAR ENDED SEPTEMBER 30				PERIOD ENDED 9/30/02[1,2]
		2006	2005	2004	2003[1]				2006	2005	2004	2003[1]
Net asset value, beginning of period	$10.15	$10.28	$10.35	$10.46	$10.31	$10.00	$10.14		$10.27	$10.34	$10.46	$10.31	$10.00

Net investment income	0.21 [3]	0.40 [3]	0.36 [3]	0.33 [3]	0.37 [4]	0.08	0.20	[3]	0.33 [3]	0.29 [3]	0.25 [3]	0.29 [4]	0.43
Net realized and unrealized gain (loss) on investments	0.01	(0.07)	(0.07)	—	0.29 [4]	0.59	—		(0.08)	(0.08)	—	0.29 [4]	0.21

Net increase from investment operations	0.22	0.33	0.29	0.33	0.66	0.67	0.20		0.25	0.21	0.25	0.58	0.64

Dividends and distributions from:
Net investment income	(0.23)	(0.41)	(0.36)	(0.31)	(0.45)	(0.36)	(0.21)		(0.33)	(0.28)	(0.24)	(0.37)	(0.33)
Net realized gains	—	(0.05)	—	(0.13)	(0.06)	—	—		(0.05)	—	(0.13)	(0.06)	—

Total dividends and distributions	(0.23)	(0.46)	(0.36)	(0.44)	(0.51)	(0.36)	(0.21)		(0.38)	(0.28)	(0.37)	(0.43)	(0.33)

Net asset value, end of period	$10.14	$10.15	$10.28	$10.35	$10.46	$10.31	$10.13		$10.14	$10.27	$10.34	$10.46	$10.31

Total return	2.17%[5,9]	3.28%[9]	2.79%[9]	3.25%[9]	6.47%[9]	6.88%[5,9]	1.96	%5.9	2.50%[9]	2.02%[9]	2.38%[9]	5.68%[9]	6.46%[5,9]

Ratios/Supplemental data:
Net assets, end of period (000)	$1,165	$298	$88	$9	$8	$2	$735		$226	$137	$103	$80	$— [8]
Ratio of net expenses to average net assets	0.77%[6]	0.88%	0.80%	0.86%	0.90%	0.99%[6]	1.09%[6]		1.62%	1.56%	1.63%	1.65%	1.74%[6]
Ratio of net expenses to average net assets (excluding interest expense)	0.76%[6]	0.88%	0.80%	0.86%	0.90%	0.99%[6]	1.08%[6]		1.62%	1.56%	1.63%	1.65%	1.74%[6]
Ratio of total expenses to average net assets (excluding waivers)	1.18%[6]	2.13%	1.19%	1.28%	1.25%	1.40%[6]	1.34%[6]		3.30%	1.84%	1.97%	2.00%	2.15%[6]
Ratio of net investment income to average net assets	4.25%[6]	4.03%	3.56%	3.21%	3.12%[4]	3.33%[6]	3.99%[6]		3.29%	2.84%	2.46%	2.36%[4]	2.58%[6]
Ratio of net investment income to average net assets (excluding waivers)	3.84%[6]	2.78%	3.17%	2.79%	2.77%[4]	2.91%[6]	3.74%[6]		1.61%	2.56%	2.12%	2.01%[4]	2.16%[6]
Portfolio turnover rate	118%	192%	358%	412%	1,021%[7]	330%	118%		192%	358%	412%	1,021%[7]	330%

TOTAL RETURN PORTFOLIO	INVESTOR C CLASS[13]						INSTITUTIONAL CLASS[14]
	SIX MONTH PERIOD ENDED 3/31/07 (UNAUDITED)	YEAR ENDED SEPTEMBER 30				PERIOD ENDED 9/30/02[1,2]	SIX MONTH PERIOD ENDED 3/31/07 (UNAUDITED)	YEAR ENDED SEPTEMBER 30				PERIOD ENDED 9/30/02[1,2]
		2006	2005	2004	2003[1]			2006	2005	2004	2003[1]
Net asset value, beginning of period	$10.13	$10.26	$10.33	$10.46	$10.31	$10.00	$10.09	$10.21	$10.28	$10.46	$10.31	$10.00

Net investment income	0.17 [3]	0.33 [3]	0.28 [3]	0.27 [3]	0.29 [4]	0.43	0.23 [3]	0.45 [3]	0.47 [3]	0.28 [3]	0.40 [4]	0.24
Net realized and unrealized gain (loss) on investments	0.01	(0.08)	(0.07)	(0.03)	0.29 [4]	0.21	—	(0.07)	(0.16)	0.02	0.29 [4]	0.47

Net increase from investment operations	0.18	0.25	0.21	0.24	0.58	0.64	0.23	0.38	0.31	0.30	0.69	0.71

Dividends and distributions from:
Net investment income	(0.19)	(0.33)	(0.28)	(0.24)	(0.37)	(0.33)	(0.25)	(0.45)	(0.38)	(0.35)	(0.48)	(0.40)
Net realized gains	—	(0.05)	—	(0.13)	(0.06)	—	—	(0.05)	—	(0.13)	(0.06)	—

Total dividends and distributions	(0.19)	(0.38)	(0.28)	(0.37)	(0.43)	(0.33)	(0.25)	(0.50)	(0.38)	(0.48)	(0.54)	(0.40)

Net asset value, end of period	$10.12	$10.13	$10.26	$10.33	$10.46	$10.31	$10.07	$10.09	$10.21	$10.28	$10.46	$10.31

Total return	1.80%[5,9]	2.50%[9]	2.02%[9]	2.28%[9]	5.68%[9]	6.46%[5,9]	2.27%[5]	3.79%	3.08%	2.91%	6.84%	7.21%[5]

Ratios/Supplemental data:
Net assets, end of period (000)	$2,216	$102	$53	$— [8]	$— [8]	$— [8]	$5,958	$4,402	$— [8]	$— [8]	$— [8]	$— [8]
Ratio of net expenses to average net assets	1.41%[6]	1.62%	1.55%	1.63%	1.65%	1.74%[6]	0.45%[6]	0.45%	0.55%	0.55%	0.55%	0.52%[6]
Ratio of net expenses to average net assets (excluding interest expense)	1.40%[6]	1.62%	1.56%	1.63%	1.65%	1.74%[6]	0.44%[6]	0.45%	0.55%	0.55%	0.55%	0.52%[6]
Ratio of total expenses to average net assets (excluding waivers)	1.65%[6]	10.03%	1.84%	1.97%	2.00%	2.15%[6]	0.69%[6]	0.83%	0.83%	0.82%	0.90%	0.93%[6]
Ratio of net investment income to average net assets	3.47%[6]	3.27%	2.78%	2.46%	2.37%[4]	2.58%[6]	4.63%[6]	4.57%	3.83%	3.53%	3.47%[4]	3.80%[6]
Ratio of net investment income to average net assets (excluding waivers)	3.23%[6]	(5.14)%	2.49%	2.12%	2.02%[4]	2.16%[6]	4.39%[6]	4.18%	3.55%	3.26%	3.12%[4]	3.38%[6]
Portfolio turnover rate	118%	192%	358%	412%	1,021%[7]	330%	118%	192%	358%	412%	1,021%[7]	330%

	R CLASS[15]	SERVICE CLASS[16]
	PERIOD ENDED 3/31/07[10] (UNAUDITED)	SIX MONTH PERIOD ENDED 3/31/07 (UNAUDITED)	YEAR ENDED SEPTEMBER 30				PERIOD ENDED 9/30/02[1,2]
TOTAL RETURN PORTFOLIO			2006	2005	2004	2003[1]
Net asset value, beginning of period	$10.15	$10.21	$10.33	$10.40	$10.46	$10.31	$10.00

Net investment income	0.20 [3]	0.21 [3]	0.40 [3]	0.38 [3]	0.38 [3]	0.37 [4]	0.23
Net realized and unrealized gain (loss) on investments	(0.01)	—	(0.06)	(0.09)	0.01	0.29 [4]	0.48

Net increase from investment operations	0.19	0.21	0.34	0.29	0.39	0.66	0.71

Dividends and distributions from:
Net investment income	(0.21)	(0.23)	(0.41)	(0.36)	(0.32)	(0.45)	(0.40)
Net realized gains	—	—	(0.05)	—	(0.13)	(0.06)	—

Total dividends and distributions	(0.21)	(0.23)	(0.46)	(0.36)	(0.45)	(0.51)	(0.40)

Net asset value, end of period	$10.13	$10.19	$10.21	$10.33	$10.40	$10.46	$10.31

Total return	2.03%[5]	2.04%[5]	3.38%	2.77%	3.78%	6.53%	7.22%[5]

Ratios/Supplemental data:
Net assets, end of period (000)	$20	$20	$— [8]	$— [8]	$29	$— [8]	$— [8]
Ratio of net expenses to average net assets	1.11%[6]	0.82%[6]	0.88%	0.80%	0.78%	0.85%	0.82%[6]
Ratio of net expenses to average net assets (excluding interest expense)	1.10%[6]	0.81%[6]	0.85%	0.80%	0.78%	0.85%	0.82%[6]
Ratio of total expenses to average net assets (excluding waivers)	1.38%[6]	1.10%[6]	31.07%	1.08%	1.07%	1.20%	1.23%[6]
Ratio of net investment income to average net assets	4.01%[6]	4.21%[6]	3.93%	3.57%	3.74%	3.17%[4]	3.50%[6]
Ratio of net investment income to average net assets (excluding waivers)	3.74%[6]	3.93%[6]	(26.27)%	3.29%	3.45%	2.82%[4]	3.08%[6]
Portfolio turnover rate	118%	118%	192%	358%	412%	1,021%[7]	330%

	BLACKROCK CLASS[17]
	SIX MONTH PERIOD ENDED 3/31/07 (UNAUDITED)	YEAR ENDED SEPTEMBER 30				PERIOD ENDED 9/30/02[1,2]
TOTAL RETURN PORTFOLIO		2006	2005	2004	2003[1]
Net asset value, beginning of period	$10.14	$10.27	$10.34	$10.46	$10.31	$10.00

Net investment income	0.23 [3]	0.45 [3]	0.41 [3]	0.38 [3]	0.42 [4]	0.40
Net realized and unrealized gain (loss) on investments	0.01	(0.08)	(0.08)	(0.01)	0.29 [4]	0.32

Net increase from investment operations	0.24	0.37	0.33	0.37	0.71	0.72

Dividends and distributions from:
Net investment income	(0.25)	(0.45)	(0.40)	(0.36)	(0.50)	(0.41)
Net realized gains	—	(0.05)	—	(0.13)	(0.06)	—

Total dividends and distributions	(0.25)	(0.50)	(0.40)	(0.49)	(0.56)	(0.41)

Net asset value, end of period	$10.13	$10.14	$10.27	$10.34	$10.46	$10.31

Total return	2.38%[5]	3.76%	3.21%	3.65%	7.00%	7.37%[5]

Ratios/Supplemental data:
Net assets, end of period (000)	$471,083	$366,353	$326,033	$285,096	$224,248	$95,503
Ratio of net expenses to average net assets	0.41%[6]	0.40%	0.40%	0.40%	0.40%	0.32%[6]
Ratio of net expenses to average net assets (excluding interest expense)	0.40%[6]	0.40%	0.40%	0.40%	0.40%	0.32%[6]
Ratio of total expenses to average net assets (excluding waivers)	0.68%[6]	0.69%	0.72%	0.71%	0.75%	0.72%[6]
Ratio of net investment income to average net assets	4.65%[6]	4.50%	3.98%	3.68%	3.61%[4]	3.94%[6]
Ratio of net investment income to average net assets (excluding waivers)	4.38%[6]	4.21%	3.66%	3.37%	3.26%[4]	3.54%[6]
Portfolio turnover rate	118%	192%	358%	412%	1,021%[7]	330%

1	Audited by other auditors.
2	Commencement of operations of share class effective December 7, 2001.
3	Calculated using the average shares outstanding method.
4	As discussed in our prior year financial statements, certain prior year amounts were reclassified to conform to new presentation guidelines.
5	Not annualized.
6	Annualized.
7	Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 319%.
8	Net assets end of period are less than $500.
9	Neither front-end sales load nor contingent deferred sales load is reflected in total return.
10	Commencement of operations of R Class effective October 2, 2006.
11	In the Reorganization, holders of Investor A shares of Total Return Portfolio received newly-created Service shares of the Fund.
12	In the Reorganization, holders of Investor B shares of Total Return Portfolio received newly-created Investor B2 shares of the Fund.
13	In the Reorganization, holders of Investor C shares of Total Return Portfolio received Investor C shares of the Fund.
14	In the Reorganization, holders of Institutional shares of Total Return Portfolio received newly-created BlackRock shares of the Fund.
15	In the Reorganization, holders of R shares of Total Return Portfolio received Class R shares of the Fund.
16	In the Reorganization, holders of Service shares of Total Return Portfolio received newly-created Service shares of the Fund.
17	In the Reorganization, holders of BlackRock shares of Total Return Portfolio received newly-created BlackRock shares of the Fund.

Financial Highlights-High Income Fund of BlackRock Bond Fund, Inc.

“Management of the Funds—Financial Highlights” set forth on pages 59-62 of the Corporation’s current Prospectus is amended to add the financial highlights set forth below relating to the BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Set forth below is the financial highlights table for High Income Fund of BlackRock Bond Fund, Inc. for the six months ended March 31, 2007 from the March 31, 2007 Semi Annual Report.

	For the Six Months Ended March 31, 2007 (unaudited)
	Investor A		Investor B		Investor C#		Investor C1		Institutional
Per Share Operating Performance
Net asset value, beginning of period	$5.12		$5.12		$5.13		$5.12		$5.12

Investment income—net	.19++		.17++		.14++		.17++		.19++
Realized and unrealized gain (loss)—net	.20	**	.20	**	.23	**	.20	**	.20	**

Total from investment operations	.39		.37		.37		.37		.39

Less dividends from investment income—net	(.19)		(.17)		(.17)		(.17)		(.19)

Net asset value, end of period	$5.32		$5.32		$5.33		$5.32		$5.32

Total Investment Return***
Based on net asset value per share	7.66	%+++	7.38	%+++	7.21	%+++	7.35	%+++	7.79	%+++

Ratios Based on Average Net Assets
Expenses	.89	%*	1.40	%*	1.68	%*	1.46	%*	.64	%*

Investment income—net	7.17	%*	6.65	%*	6.39	%*	6.59	%*	7.42	%*

Supplemental Data
Net assets, end of period (in thousands)	$609,067		$224,697		$37,671		$270,042		$349,593

Portfolio turnover	50.75%		50.75%		50.75%		50.75%		50.75%

*	Annualized.
**	Includes a redemption fee, which is less than $.01 per share.
***	Total investment returns exclude the effects of any sales charge.
++	Based on average shares outstanding.
+++	Aggregate total investment return.
#	For the period October 2, 2006 (commencement of operations) to March 31, 2007.

Financial Statements

Because, as discussed above, Total Return Portfolio is the accounting survivor of the Reorganization, the Statement of Additional Information of BlackRock Bond Fund, Inc. is amended to incorporate the financial statements of BlackRock Total Return Portfolio of BlackRock Funds II, by reference to the March 31, 2007 Semi-Annual Report and the September 30, 2006 Annual Report of BlackRock Funds, including the report of the independent registered public accounting firm on the audited financial statements included therein, (until June 8, 2007, Total Return Portfolio was a series of BlackRock Funds; effective June 8, 2007, pursuant to a reorganization transaction, Total Return Portfolio became a series of BlackRock Funds II). The Statement of Additional Information is also amended to include the financial statements of High Income Fund of BlackRock Bond Fund, Inc. by reference to the High Income Fund 2007 Semi-Annual Report of BlackRock Bond Fund, Inc. You may request a copy of the Annual and Semi-Annual Reports at no charge by calling 1-800-441-7762 between 8:00 a.m. and 6:00 p.m. (Eastern time), Monday to Friday.

PART C. OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number		Description
1(a)	—	Articles of Incorporation (incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 5 (“Post-Effective Amendment No. 5”) to Registrant’s Registration Statement on Form N-1A (File No. 2-62329)) (“Registration Statement”)).

(b)	—	Articles of Amendment (incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A).

(c)	—	Articles Supplementary reclassifying shares of Intermediate Term Portfolio Series Common Stock (incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A).

(d)	—	Articles of Amendment changing name to Merrill Lynch Bond Fund, Inc. (incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A filed on December 15, 2000).

(e)	—	Articles of Amendment to Articles Supplementary renaming Class A Common Stock, Class B Common Stock, Class C Common Stock and Class D Common Stock of the High Quality Portfolio to Core Bond Portfolio (incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A filed on January 24, 2002).

(f)	—	Articles Supplementary Increasing the Authorized Capital Stock of the Corporation and Creating an Additional Class of Common Stock dated December 9, 2002 (incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2002).

(g)	—	Articles of Transfer between the Registrant and The Corporate Fund Accumulation Program, Inc. (filed as Exhibit 1(g) to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed on January 14, 2005) (“Post-Effective Amendment No. 35”)).

(h)	—	Articles of Amendment authorizing Master/Feeder Structure (incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on September 30, 2003).

(i)	—	Articles of Amendment redesignating Class A, Class D and Class I shares (filed as Exhibit 1(i) to Post-Effective Amendment No. 35).

(j)	—	Form of Articles of Amendment changing name to BlackRock Bond Fund, Inc. (filed as Exhibit 1(j) to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed on July 21, 2006 (“Post-Effective Amendment No. 38”)).

(k)	—	Form of Articles of Amendment Reclassifying Shares of Authorized Capital Stock (filed as Exhibit 1(k) to Post-Effective Amendment No. 38).

(l)	—	Form of Articles Supplementary to Articles of Incorporation Increasing the Authorized Capital Stock of the Corporation (filed as Exhibit 1(l) to Post-Effective Amendment No. 38).

(m)	—	Form of Articles Supplementary to Articles of Incorporation Increasing the Authorized Capital Stock of the Corporation, Reclassifying Shares of Authorized Capital Stock, terminating Intermediate Term Portfolio as a series of Registrant, and redesignating the shares of Intermediate Term Portfolio as authorized but undesignated shares.*

(n)	—	Form of Articles of Amendment changing the name of BlackRock Bond Fund to BlackRock Total Return Fund.*

2	—	Amended and Restated By-Laws dated April 14, 2003 (filed as Exhibit 2 to Post-Effective Amendment No. 35).

3	—	Portions of the Articles of Incorporation and the By-Laws of the Registrant defining the rights of shareholders. (Reference is made to Articles V, VI, VII and VIII of the Registrant’s Articles of Incorporation, as amended and supplemented, filed as Exhibits 1(a)-1(m) to this Registration Statement and to Article II, Article III (Sections 1, 3, 5 and 6) and Articles VI, VII, XIII and XV of the Registrant’s Amended and Restated By-Laws, filed as Exhibit 2 to this Registration Statement.)

4(a)	—	Form of Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (the “Investment Adviser”) (filed as Exhibit 4(a) to Post-Effective Amendment No. 38).

(b)	—	Form of Fee Waiver Agreement between Registrant and the Investment Adviser (filed as Exhibit 4(b) to Post-Effective Amendment No. 38).

(c)	—	Form of Sub-Investment Advisory Agreement between the Investment Adviser and BlackRock Financial Management, Inc. (filed as Exhibit 4(c) to Post-Effective Amendment No. 38).

(d)	—	Form of Fee Waiver/Expense Reimbursement Agreement. (filed as Exhibit 6(d) to Registrant’s registration statement on Form N-14 filed on July 19, 2007).

5(a)	—	Form of Unified Distribution Agreement between Registrant and FAM Distributors, Inc. (“FAMD”) (filed as Exhibit 5(a) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A filed on September 15, 2006) (“Post-Effective Amendment No. 39”).

(b)	—	Form of Unified Distribution Agreement between Registrant and BlackRock Distributors, Inc. (“BDI”) (filed as Exhibit 5(b) to Post-Effective Amendment No. 38).

6	—	None

7	—	Form of Custodian Agreement between Registrant and State Street Bank and Trust Company (incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Maryland Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust (File No. 33-49873), filed on October 30, 2001).

8(a)	—	Form of Unified Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between Registrant and PFPC Inc. (filed as Exhibit 8(a) to Post-Effective Amendment No. 39).

(b)	—	Form of Credit Agreement among the Registrant, a syndicate of banks and certain other parties (incorporated by reference to Exhibit 8(b)(7) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Fundamental Growth Fund, Inc. (File No. 33-47875), filed on December 21, 2006).

(c)	—	Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company (incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775), filed on March 20, 2001).

(d)	—	Form of Securities Lending Agreement between the Registrant and QA Advisors LLC (now BlackRock Investment Management, LLC) dated August 10, 2001 (incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Merrill Lynch Global Technology Fund, Inc. (File No. 33-48929), filed on July 24, 2002).

9(a)	—	Opinion of Rogers & Wells (incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 5).

(b)	—	Opinion of Miles & Stockbridge P.C., counsel to the Registrant (filed as Exhibit 11 to Registrant’s registration statement on Form N-14 filed on July 19, 2007).

10(a)	—	Consent of Deloitte & Touche LLP, independent registered public accounting firm for Registrant.*

(b)	—	Consent of Deloitte & Touche LLP, independent registered public accounting firm for BlackRock Funds II.*

11	—	None.

12(a)	—	Investment Letter—High Income Portfolio—Class C and Class D shares (filed as Exhibit 13(a) to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A filed on October 13, 1994) (“Post-Effective Amendment No. 20”).

(b)	—	Investment Letter—Core Bond Portfolio Class C and Class D shares (filed as Exhibit 13(b) to Post-Effective Amendment No. 20).

(c)	—	Investment Letter—Intermediate Term Portfolio Class C and Class D shares (filed as Exhibit 13(c) to Post-Effective Amendment No. 20).

13(a)	—	Form of Unified Investor A Distribution Plan (filed as Exhibit 13(a) to Post-Effective Amendment No. 39).

(b)	—	Form of Unified Investor A1 Distribution Plan (filed as Exhibit 13(b) to Post-Effective Amendment No. 39).

(c)	—	Form of Unified Investor B Distribution Plan (filed as Exhibit 13(c) to Post-Effective Amendment No. 39).

(d)	—	Form of Unified Investor B1 Distribution Plan (filed as Exhibit 13(d) to Post-Effective Amendment No. 39).

(e)	—	Form of Unified Investor B2 Distribution Plan (filed as Exhibit 10(e) to the initial filing of Registrant’s Registration Statement on Form N-14 (File No. 333-143567) filed on June 7, 2007).

(f)	—	Form of Unified Investor C Distribution Plan (filed as Exhibit 13(e) to Post-Effective Amendment No. 39).

(g)	—	Form of Unified Investor C1 Distribution Plan (filed as Exhibit 13(f) to Post-Effective Amendment No. 39).

(h)	—	Form of Unified Investor C2 Distribution Plan (filed as Exhibit 13(g) to Post-Effective Amendment No. 39).

(i)	—	Form of Unified Class R Distribution Plan (filed as Exhibit 13(h) to Post-Effective Amendment No. 39).

(j)	—	Form of Unified Service Distribution Plan (filed as Exhibit 13(e) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Large Cap Series Funds, Inc. (File No. 333-89389), filed on September 22, 2006).

14	—	Plan pursuant to Rule 18f-3 (filed as Exhibit 14(b) to Post-Effective Amendment No. 38).

15	—	Code of Ethics (incorporated by reference to Exhibit (r) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-2 of BlackRock Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on November 13, 2006).

16	—	Power of Attorney (Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of BlackRock EuroFund, (File No. 33-4026), filed on February 23, 2007).

*	Filed herewith.

Item 24. Persons Controlled by or under Common Control with Registrant.

As of August 31, 2007, the Fund owned 76.77% of the beneficial interests of Master Bond Portfolio of Master Bond LLC and is a controlling person thereof. The Registrant does not control any other person, and is not under common control with any other person.

Item 25. Indemnification.

Reference is made to Article VI of the Registrant’s Articles of Incorporation, Article VI of the Registrant’s By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of each Distribution Agreement.

Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland; provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

In Section 9 of each Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser.

(a) BlackRock Advisors, LLC an indirect, wholly-owned subsidiary of BlackRock, Inc., was organized in 1994 for the purpose of providing advisory services to investment companies. The list required by this Item 26 of officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

(b) BlackRock Financial Management, Inc. (“BFM”) is an indirect wholly owned subsidiary of BlackRock, Inc. BFM currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 26 of officers and directors of BFM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BFM pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48433).

Item 27. Principal Underwriters.

(a) FAMD and BDI act as the principal underwriter for each of the following open-end registered investment companies including the Registrant: FDP Series, Inc., BlackRock Financial Institutions Series Trust, Managed Account Series, BlackRock International Value Trust, BlackRock Balanced Capital Fund, Inc., BlackRock Basic Value Fund, Inc., BlackRock Bond Fund, Inc., BlackRock California Municipal Series Trust, BlackRock Developing Capital Markets Fund, Inc., BlackRock Equity Dividend Fund, BlackRock EuroFund, BlackRock Focus Twenty Fund, Inc., BlackRock Focus Value Fund, Inc., BlackRock Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, BlackRock Global Allocation Fund, Inc., BlackRock Global Dynamic Equity Fund, BlackRock Global Financial Services Fund, Inc., BlackRock Global Growth Fund, Inc., BlackRock Global SmallCap Fund, Inc., BlackRock Technology Fund, Inc., BlackRock Healthcare Fund, Inc., BlackRock Index Funds, Inc., BlackRock International Fund of BlackRock Series, Inc., BlackRock Small Cap Growth Fund of BlackRock Series, Inc., BlackRock Latin America Fund, Inc., BlackRock Large Cap Series Funds, Inc., BlackRock Multi-State Municipal Series Trust, BlackRock Municipal Bond Fund, Inc., BlackRock Municipal Series Trust, BlackRock Natural Resources Trust, BlackRock Pacific Fund, Inc., BlackRock Principal Protected Trust, Merrill Lynch Ready Assets Trust, BlackRock Commodity Strategies Fund, Merrill Lynch Retirement Series Trust, BlackRock Series Fund, Inc., BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc., BlackRock Value Opportunities Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, BlackRock Utilities and Telecommunications Fund, Inc., BlackRock Variable Series Funds, Inc., BlackRock World Income Fund, Inc. and BlackRock Mid Cap Value Opportunities Series, Inc.. FAMD and BDI also act as the principal underwriters for the following closed-end registered investment companies: BlackRock Senior Floating Rate Fund, Inc., BlackRock Senior Floating Rate Fund II, Inc., BlackRock Multi-Strategy Hedge Opportunities LLC and BlackRock Multi-Strategy Hedge Advantage.

BDI currently acts as distributor for BlackRock Funds, BlackRock Funds II, BlackRock Liquidity Funds and BlackRock Bond Allocation Target Shares.

(b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081.

Name	Position(s) and Office(s) with FAMD	Position(s) and Office(s) with Registrant
Robert Zakem	President	None
Mitchell Cox	Director	None
Brian Hull	Director	None
John Fosina	Chief Financial Officer	None
Martin Byrne	Director	None
Adam Lantz	Secretary	None
Andrea Borton	Compliance Director	None

The principal business address of each director, officer or partner of BDI is 760 Moore Road, King of Prussia, PA 19406. No individual listed in the chart below is an officer or employee of the Registrant

Name	Position With BDI
Steven Turowski	President; Chief Executive Officer
Michael DeNofrio	Director
Nicholas Marsini	Director
Rita Adler	Chief Compliance Officer
John Munera	Anti-Money Laundering Officer
Jodi Jamison	Chief Legal Officer
Julie Bartos	Assistant Secretary; Assistant Clerk
Charlene Wilson	Treasurer; Chief Financial Officer; Financial & Operations Principal
Maria Schaffer	Assistant Treasurer; Controller
Bruno DiStefano	Vice President
Susan K. Moscaritolo	Vice President, Secretary & Clerk
Jason Greim	Assistant Vice President
Carol Bommarito	Assistant Vice President

(c)	Not applicable.

Item 28. Location Of Accounts And Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

(a) Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

(b) BlackRock Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406 and FAM Distributors, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (records relating to its functions as distributor).

(c) BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser).

(d) BlackRock Financial Management, Inc., 40 East 52nd Street, New York, New York 10022 (records relating to its functions as sub-adviser).

(e) PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

Item 29. Management Services.

Other than as set forth under the caption “Management of the Funds — BlackRock Advisors, LLC” in the Prospectus constituting Part A of the Registration Statement and under “Management and Advisory Arrangements”

in Part I and “Management and Other Service Arrangements” in Part II of the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 20th day of September, 2007.

BLACKROCK BOND FUND, INC. (Registrant)

By:	/s/ Donald C. Burke
(Donald C. Burke, Vice President and Treasurer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Robert C. Doll, Jr.* (Robert C. Doll, Jr.)	President (Principal Executive Officer) and Director

Donald C. Burke* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

Ronald W. Forbes* (Ronald W. Forbes)	Director

Cynthia A. Montgomery* (Cynthia A. Montgomery)	Director

Jean Margo Reid* (Jean Margo Reid)	Director

Roscoe S. Suddarth* (Roscoe S. Suddarth)	Director

Richard R. West* (Richard R. West)	Director

*By: /s/ Donald C. Burke		September 20, 2007
(Donald C. Burke, Attorney-In-Fact)

Pursuant to the requirements of the Investment Company Act of 1940, Master Bond LLC has duly caused this Registration Statement of BlackRock Bond Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 20th day of September, 2007.

MASTER BOND LLC

By:	/s/ Donald C. Burke
(Donald C. Burke, Vice President and Treasurer)

The Registration Statement of BlackRock Bond Fund, Inc. has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Robert C. Doll, Jr.* (Robert C. Doll, Jr.)	President (Principal Executive Officer) and Director

Donald C. Burke* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

Ronald W. Forbes* (Ronald W. Forbes)	Director

Cynthia A. Montgomery* (Cynthia A. Montgomery)	Director

Jean Margo Reid* (Jean Margo Reid)	Director

Roscoe S. Suddarth* (Roscoe S. Suddarth)	Director

Richard R. West* (Richard R. West)	Director

*By: /s/ Donald C. Burke		September 20, 2007
(Donald C. Burke, Attorney-In-Fact)

EXHIBIT INDEX

Exhibit Number		Description
1(m)	—	Form of Articles Supplementary to Articles of Incorporation Increasing the Authorized Capital Stock of the Corporation, Reclassifying Shares of Authorized Capital Stock, terminating Intermediate Term Portfolio as a series of Registrant, and redesignating the shares of Intermediate Term Portfolio as authorized but undesignated shares.

(n)	—	Form of Articles of Amendment changing the name of BlackRock Bond Fund to BlackRock Total Return Fund.

10(a)	—	Consent of Deloitte & Touche LLP, independent registered public accounting firm for Registrant.

(b)	—	Consent of Deloitte & Touche LLP, independent registered public accounting firm for BlackRock Funds II.